Related Party Transactions (Details) - Schedule of the Major Related Parties	12 Months Ended
Dec. 31, 2023
Yingkai Xu [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Shareholder, CEO and Chairman of the Company, husband of the Director, Jingzhu Ding, of Mingteng International.
Jingzhu Ding [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Shareholder and Director of the Company, wife of the CEO and Chairman.
Wuxi Kaiteng Mold Factory [Member]
Subsidiary of Limited Liability Company or Limited Partnership [Line Items]
Relationship with the company	Ms. Jingzhu Ding owns a 100% share.